Trade and other receivables - Age of receivables, impaired and not impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	$ 407,975	$ 491,018	$ 399,200
Trade receivables current and past due but not impaired	406,640	489,527	357,224
Neither past due nor impaired/ Current
Trade and other receivables
Trade receivables current and past due but not impaired	$ 331,469	$ 444,145	$ 312,479
Past due but not impaired
Trade and other receivables
Average overdue days	26 days	27 days	23 days
Two largest customers
Trade and other receivables
Trade receivables	$ 228,900	$ 208,300	$ 125,700
Within 30 days
Trade and other receivables
Trade receivables	148,131	274,087	177,542
Within 30 days | Past due but not impaired
Trade and other receivables
Trade receivables current and past due but not impaired	62,267	34,872	39,737
31-60 days
Trade and other receivables
Trade receivables	187,623	179,453	151,377
31-60 days | Past due but not impaired
Trade and other receivables
Trade receivables current and past due but not impaired	9,583	8,875	3,534
Over 60 days
Trade and other receivables
Trade receivables	72,221	37,478	70,281
Over 60 days | Past due but not impaired
Trade and other receivables
Trade receivables current and past due but not impaired	$ 3,321	$ 1,635	$ 1,474